INCOME TAXES (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried forward	$ 16,298,000	$ 9,039,000
Non-capital losses carried forward expiration date	2022
Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried forward	$ 13,638,000	7,765,000
Argentina [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried forward	940,000	201,000
Colombia [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried forward	838,000	623,000
Mexico [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried forward	582,000
United States of America [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried forward	$ 300,000	$ 450,000